PROSPECTUS SUPPLEMENT

August 24, 2015

for

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (B Share)

and

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (C Share)

For Use in California Only

The following supplemental information should be read in conjunction with the Prospectuses dated May 1, 2015 for The Guardian Investor ProFreedom Variable Annuitysm (B Share) (the “B Share Prospectus”) and The Guardian Investor ProFreedom Variable Annuitysm (C Share) (the “C Share Prospectus”), variable annuity contracts issued through The Guardian Separate Account R.

This supplement provides information about The Guardian Investor ProFreedom Variable Annuitysm (B Share) and The Guardian Investor ProFreedom Variable Annuitysm (C Share), for contracts issued in California.

Except as set forth herein, all other provisions of the Prospectuses shall remain unchanged.

The first paragraph appearing on the inside cover of the Prospectuses is replaced in its entirety with the following:

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the Death Benefit Covered Person dies before annuity payments begin.

The “Death benefits” paragraph appearing on page 1 of the Prospectuses is replaced in its entirety with the following:

Death benefits

If the Death Benefit Covered Person should die before annuity payments begin, then we pay a death benefit first to any surviving owner and then to surviving beneficiaries (in the order you have designated). Upon death of an owner who is not a Death Benefit Covered Person, we must distribute all of the owner’s interest in the contract in a lump sum. You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

The last bullet at the end of the section titled “HOW YOUR ANNUITY PAYMENTS ARE CALCULATED” on page 41 of the B Share Prospectus and page 42 of the C Share Prospectus is replaced in its entirety with the following:

•	A Payment frequency where annuity payments are $20 or less will not be permitted.

The call-out box titled “Death benefits” on page 44 of the B Share Prospectus and page 45 of the C Share Prospectus is replaced in its entirety with the following:

Death benefits

We will pay a death benefit upon receipt of due proof of death of the Death Benefit Covered Person. Upon the death of an owner who is not a Death Benefit Covered Person, we must distribute all of the owner’s interest in the contract in a lump sum. At the time of purchase, you may have the option of choosing among enhanced death benefit riders which may provide a higher death benefit.

The first paragraph on page 44 of the B Share Prospectus and page 45 of the C Share Prospectus is replaced in its entirety with the following:

Death of an Owner or the Death Benefit Covered Person before the annuity commencement date

We will pay a death benefit upon receipt, in good order at our Customer Service Office, of due proof of the death of the Death Benefit Covered Person before the annuity commencement date. Upon the death of an owner who is not a Death Benefit Covered Person, we must distribute all of the owner’s interest in the contract in a lump sum. Unless otherwise noted in this section, Distributions on Death, the term “death benefit” shall also include the distribution of the owner’s interest upon the death of an owner who is not a Death Benefit Covered Person.

The first bullet on page 44 of the B Share Prospectus and page 45 of the C Share Prospectus is replaced in its entirety with the following:

•	any surviving owner, if none, then

The fourth bullet on page 44 of the B Share Prospectus and page 45 of the C Share Prospectus is replaced in its entirety with the following:

•	the last surviving owner’s estate.

The first full paragraph on page 45 of the B Share Prospectus and page 46 of the C Share Prospectus is replaced in its entirety with the following:

Distribution of Death Benefit Proceeds. We generally will pay the death benefit in a lump sum. A beneficiary (or surviving owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death. If a distribution is payable because of the death of an owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum.

The following is inserted as the last bullet under “Special requirements” on page 46 of the B Share Prospectus and page 47 of the C Share Prospectus:

•	If any owner who is not the Death Benefit Covered Person dies prior to the Annuity Commencement Date, we must distribute all of the owner’s interest in the contract in a lump sum.

The last paragraph on page 46 of the B Share Prospectus and page 47 of the C Share Prospectus is replaced in its entirety with the following:

Your contract may be continued under spousal continuation only if: (1) an owner dies before the annuity commencement date; (2) the deceased owner’s spouse, under federal law, is the sole surviving owner or the sole surviving primary beneficiary on the date of such owner’s death; and (3) the owner who dies is also the Death Benefit Covered Person.

The first sentence of the fifth paragraph on page 47 of the B Share Prospectus and the fourth paragraph of page 48 of the C Share Prospectus is replaced in its entirety with the following:

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon the Death Benefit Covered Person’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the accumulation value to the investment options under the contract in accordance with the allocation instructions in effect at that time.

The first paragraph of the “Highest Anniversary Value Death Benefit” section on page 48 of the B Share Prospectus and page 49 of the C Share Prospectus is replaced in its entirety with the following:

Under this rider, a death benefit is payable upon the death of:

(i) the Death Benefit Covered Person; and

(ii) a surviving spouse who has continued the basic contract in accordance with the spousal continuation provision and who on the effective date of the spousal continuation is under age 76.

This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the basic contract); or

•	the highest anniversary value enhanced death benefit

less any annuity taxes as of the end of the valuation date on which we receive due proof of death in good order.

The third sentence in the last paragraph on page 48 of the B Share Prospectus and the third sentence in the last full paragraph on page 49 of the C Share Prospectus is replaced in its entirety with the following:

On each annual contract anniversary up to and including the one immediately following the older Death Benefit Covered Person’s 80th birthday, the HAVDB will equal the greater of the current HAVDB or the accumulation value of the basic contract on that contract anniversary date.

The first two full paragraphs on page 49 of the B Share Prospectus and the paragraph beginning at the bottom of page 49 through the first full paragraph on page 50 of the C Share prospectus are replaced in their entirety with the following:

In all states except California, if there is a change of owner (or, if the owner is a non-natural owner, a change in annuitant) under the terms of the basic contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the accumulation value on the Valuation Date that the change in owner is effective. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the basic contract under spousal continuation, and the HAVDB that would have been paid under the basic contract upon the Death Benefit Covered Person’s death exceeds the accumulation value at that time of the Death Benefit Covered Person’s death, then we will credit this difference to the investment options in accordance with the allocation instructions in effect at that time. If the HAVDB that would have been paid is less than the accumulation value at the time of the Death Benefit Covered Person’s death, then we will increase the HAVDB to equal the accumulation value. Thereafter, we will calculate the HAVDB as described above.

The section titled “This rider terminates on the earliest of the following:” on page 49 of the B Share Prospectus and page 50 of the C Share Prospectus is replaced in its entirety with the following:

This rider terminates on the earliest of the following:

•

the date that a death benefit is paid under this rider or under the basic contract upon proof of death in good order of a Death Benefit Covered Person, if the basic contract and this rider are not continued by an eligible spouse;

•

the date that a death benefit is paid under this rider or under the basic contract upon proof of death in good order of the surviving spouse who has continued the basic contract and this rider after the death of a Death Benefit Covered Person;

•	the date an Owner dies, unless the basic contract is continued by an eligible spouse;

•	the date that the accumulation value of the basic contract equals zero; or

•	the annuity commencement date.

The first paragraph under the “ROPDB Basic” section on page 50 of the B Share Prospectus and page 51 of the C Share Prospectus is replaced in its entirety with the following:

If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in good order at our Customer Service Office. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. In all states except California, we will reset the ROPDB Basic to the accumulation value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the annuitant, is effective, even if the accumulation value is lower than the ROPDB Basic death benefit on that Valuation Date.

The first paragraph under the “ROPDB Plus” section on page 51 of the B Share Prospectus and page 51 of the C Share Prospectus is replaced in its entirety with the following:

If you have elected the ROPDB Plus death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Plus death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in good order at our Customer Service Office. We will decrease the ROPDB Plus death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. In all states except California, we will reset the ROPDB Plus to the accumulation value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the annuitant, is effective, even if the accumulation value is lower than the ROPDB Plus death benefit on that Valuation Date. On each contract anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account on the day immediately prior to the contract anniversary.

The last paragraph on page 53 of the B Share Prospectus and third full paragraph on page 54 of the C Share Prospectus is replaced in its entirety with the following:

We will not accept any DIA transfer requests if the annuitant is not living on the date that we receive the request. We will not accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.

The first two paragraphs on page 58 of the B Share Prospectus and the third and fourth paragraphs on page 58 of the C Share Prospectus are replaced in their entirety with the following:

Effect of Death of the Death Benefit Covered Person or Annuitant on DIA rider

Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Internal Revenue Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Internal Revenue Code, as amended from time to time, for qualified contracts.

Death before the DIA Commencement Date

If the Death Benefit Covered Person dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the death will be added to the death benefit payable under the basic contract and the DIA rider will terminate. If the annuitant named under the DIA rider, who is not also the Death Benefit Covered Person, dies prior to the DIA commencement date, no death benefit is payable under the basic contract, any amounts transferred to the DIA rider will be added to the accumulation value of the contract and the DIA rider will terminate. If the Owner, who is not the Death Benefit Covered Person, dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the death will be added to any distribution payable under the basic contract and the DIA rider will terminate. If an Owner, who is not also the annuitant, dies prior to the DIA commencement date, and the contract is continued, the DIA rider will not terminate.

The first paragraph on page 59 of the B Share Prospectus and the second paragraph on page 59 of the C Share Prospectus is replaced in its entirety with the following:

DIA Payee

We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the owner is elected by the owner at the time of the initial DIA transfer, the owner is the sole DIA payee. The owner, in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Customer Service Office in good order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Customer Service Office in good order. In addition, the DIA payee may change if there is a change of Owner or a DIA payee dies.

The first paragraph under the “Taxation of death benefits” on page 66 of the B Share Prospectus and page 65 of the C Share Prospectus is replaced in its entirety with the following:

Taxation of death benefits — Amounts may be distributed from a contract because of your death or the death of the Death Benefit Covered Person. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are generally taxed in the same way as annuity payments.

The following definition is added to the “SPECIAL TERMS USED IN THIS PROSPECTUS” beginning on page 78 of the B Share Prospectus and page 76 of the C Share Prospectus:

Death Benefit Covered Person

The person shown on the contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the annuity commencement date. This person cannot be changed except in accordance with the spousal continuation provision. At issue the Owner/Annuitant is the Death Benefit Covered Person.

The following definition in the “SPECIAL TERMS USED IN THIS PROSPECTUS” on page 78 of the B Share Prospectus and page 76 of the C Share Prospectus is replaced in its entirety with the following:

Good order

Notice from any party authorized to initiate a transaction under this contract, received by GIAC at its Customer Service Office that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.